Loss per share	12 Months Ended
Dec. 31, 2019
Loss per share
Loss per share

11           Loss per share

	Year ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Net loss for the year attributable to owners of the Company	(606,956)	(1,195,712)	(1,660,566)
Weighted average number of ordinary shares in issue (in’000 shares)	671,197	923,691	939,286
Basic loss per share (RMB yuan)	(0.90)	(1.29)	(1.77)
Diluted loss per share (RMB yuan)	(0.90)	(1.29)	(1.77)
Basic loss per ADS (RMB yuan) (Note)			(5.30)
Diluted loss per ADS (RMB yuan) (Note)			(5.30)

Note: One ADS represented three ordinary shares of the Company.

Basic loss per share is calculated by dividing the loss attributable to owners of the Company by the weighted average number of ordinary shares in issue during the years ended December 31, 2017, 2018 and 2019.

For the purpose of calculation of loss per share, 900,000,000 ordinary shares issued as part of the Recapitalization of the Group (Note 23(b)) have been deemed to be issued at the same time when the then owners of the Listing Business made capital contribution to the Group. 66,171,600 shares held for share option scheme purpose have been treated as treasury shares from January 1, 2017. Accordingly, for purpose of calculation of loss per share, the issued and outstanding number of ordinary shares as at January 1, 2017, December 31, 2017 ,December 31, 2018 and December 31, 2019, taking into account the shares held for share option scheme purpose, were 580,417,958 shares,  833,828,400 shares, 933,828,399 shares,  1,031,149,064 shares, respectively.

The effects of all outstanding share options granted under the Share Option Scheme and Restricted Share Units Scheme, which represent 19,515,600, 24,541,500, 26,776,325 shares (Note 25), for the years ended December 31, 2017, 2018 and 2019, have been excluded from the computation of diluted loss per share as their effects would be anti‑dilutive. Accordingly, dilutive loss per share for the years ended December 31, 2017, 2018 and 2019 were the same as basic loss per share for the years.